Other income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other Income and Expenses [Abstract]
(Loss) gain on disposal of property, plant and equipment, net	$ 22	$ 29	$ (22)
Foreign exchange (loss) gain, net	567	(505)	(82)
Provision for credit losses, net	(397)	(297)	(403)
Others	213	348	229
Other income (expenses), net	$ 405	$ (425)	$ (278)